Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

As of December 31, 2015, 2016 and 2017, the balances are comprised of the following:

	December 31, 2015		December 31, 2016		December 31, 2017
Cash	Ps.	1,171,725	Ps.	1,560,536	Ps.	1,616,408
Investments of cash surpluses		1,824,774		3,326,662		5,855,824
Cash equivalents designated for expenditure, held in trust		—		300,940		257,911
	Ps.	2,996,499	Ps.	5,188,138	Ps.	7,730,143